Goodwill and Other Intangible Assets Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	$ 97	$ 658	$ 0
Finite-Lived Intangible Asset, Expected Amortization, Year Five	1
Finite-Lived Intangible Asset, Expected Amortization, Year Four	1
Finite-Lived Intangible Asset, Expected Amortization, Year Three	1
Finite-Lived Intangible Asset, Expected Amortization, Year Two	1
Finite-Lived Intangible Asset, Expected Amortization, Year One	1
Amortization of Intangible Assets	$ 7	$ 11	$ 14
Intangible Assets, Fair Value Disclosure - Softex, Thinx, Inc.				$ 188